Movements in equity	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Movements in equity

37. Movements in equity
Retained earnings and other reserves amounted to £11,530 million at 31 December 2025 (2024: £8,850 million; 2023: £8,548 million) of which £444 million (2024: £452 million; 2023: £451 million) related to associates and joint ventures.
The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
	Retained earnings £m	Fair value reserve £m	Non- controlling interests £m	Total translation exchange £m
At 1 January 2023	(429)	(5)	(97)	(531)
Exchange movements on overseas net assets and net investment hedges	(41)	19	(25)	(47)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(34)	–	–	(34)
At 31 December 2023	(504)	14	(122)	(612)
Exchange movements on overseas net assets and net investment hedges	(380)	(12)	(4)	(396)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(87)	–	–	(87)
At 31 December 2024	(971)	2	(126)	(1,095)
Exchange movements on overseas net assets and net investment hedges	235	(4)	(18)	213
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(12)	–	–	(12)
At 31 December 2025	(748)	(2)	(144)	(894)
The analysis of other comprehensive income by equity category is as follows:

2025	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	235	(4)	–	231
Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	(12)	–	–	(12)
Fair value movements on cash flow hedges	–	(41)	–	(41)
Cost of hedging	–	4	–	4
Reclassification of cash flow hedges to income statement	–	36	–	36
Deferred tax on fair value movements on cash flow hedges	–	(2)	–	(2)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	–	–	(18)	(18)
Fair value movements on equity investments	–	215	–	215
Tax on fair value movements on equity investments	–	(20)	–	(20)
Remeasurement on defined benefit plans	133	–	–	133
Tax on remeasurement defined benefit plans	(33)	–	–	(33)
Fair value movements on cash flow hedges	–	–	–	–
Total other comprehensive income/(expense) for the year	323	188	(18)	493

2024	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(380)	(12)	–	(392)
Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	(87)	–	–	(87)
Fair value movements on cash flow hedges	–	–	–	–
Deferred tax on fair value movements on cash flow hedges	–	1	–	1
Cost of hedging	–	(4)	–	(4)
Reclassification of cash flow hedges to income statement	–	4	–	4
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	–	–	(4)	(4)
Fair value movements on equity investments	–	(100)	–	(100)
Tax on fair value movements on equity investments	–	17	–	17
Remeasurement on defined benefit plans	506	–	–	506
Tax on remeasurement defined benefit plans	(122)	–	–	(122)
Fair value movements on cash flow hedges	–	8	–	8
Total other comprehensive income/(expense) for the year	(83)	(86)	(4)	(173)

2023	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(41)	19	–	(22)
Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	(34)	–	–	(34)
Fair value movements on cash flow hedges	–	(1)	–	(1)
Deferred tax on fair value movements on cash flow hedges	–	1	–	1
Reclassification of cash flow hedges to income statement	–	4	–	4
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	–	–	(25)	(25)
Fair value movements on equity investments	–	(244)	–	(244)
Tax on fair value movements on equity investments	–	14	–	14
Remeasurement on defined benefit plans	71	–	–	71
Tax on remeasurement defined benefit plans	(41)	–	–	(41)
Fair value movements on cash flow hedges	–	(40)	–	(40)
Total other comprehensive income/(expense) for the year	(45)	(247)	(25)	(317)
Information on net investment hedges is provided in part (d) of Note 43 ‘Financial instruments and related disclosures'.
The analysis of other reserves is as follows:

	ESOP Trust shares £m	Fair value reserve £m	Cash flow hedge reserve and cost of hedging reserve £m	Other reserves £m	Total £m
At 1 January 2023	(353)	(308)	(20)	2,129	1,448
Exchange adjustment	26	(5)	(2)	–	19
Transferred to Retained earnings in the year on disposals of equity investments	–	33	–	–	33
Reclassification of cash flow hedges to income statement	–	–	4	–	4
Hedging gain/loss transferred to non-financial assets	–	–	36	–	36
Net fair value movement in the year (including tax)	–	(230)	(40)	–	(270)
Ordinary shares acquired by ESOP Trusts	(285)	–	–	–	(285)
Write-down of shares held by ESOP Trusts	324	–	–	–	324
At 31 December 2023	(288)	(510)	(22)	2,129	1,309
Exchange adjustment	(12)	–	–	–	(12)
Transferred to Retained earnings in the year on disposals of equity investments	–	(66)	–	–	(66)
Reclassification of cash flow hedges to income statement	–	–	4	–	4
Hedging gain/loss transferred to non-financial assets	–	–	(6)	–	(6)
Cost of hedging	–	–	(4)	–	(4)
Net fair value movement in the year (including tax)	–	(83)	9	–	(74)
Ordinary shares acquired by ESOP Trusts	(459)	–	–	–	(459)
Write-down of shares held by ESOP Trusts	362	–	–	–	362
At 31 December 2024	(397)	(659)	(19)	2,129	1,054
Exchange adjustments	44	(50)	–	–	(6)
Transferred to retained earnings in the year on disposal of equity investments	–	8	–	–	8
Reclassification of cash flow hedges to income statement	–	–	36	–	36
Cost of hedging	–	–	4	–	4
Net fair value movement in the year (including tax)	–	195	(41)	–	154
Ordinary shares acquired by ESOP Trusts	(396)	–	–	–	(396)
Write-down of shares held by ESOP Trusts	467	–	–	–	467
At 31 December 2025	(282)	(506)	(20)	2,129	1,321
Other reserves include various non-distributable merger and pre-merger reserves amounting to £1,849 million at 31 December
2025 (2024: £1,849 million; 2023: £1,849 million). Other reserves also include the capital redemption reserve created as a result of the previous share buyback programme amounting to £280 million at 31 December 2025 (2024: £280 million; 2023: £280 million)
which ceased in 2014. Under the current share buyback programme initiated in 2025, the repurchased shares are held as
Treasury shares and not cancelled, and so no capital redemptive reserve transfers have been made.